Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets
Schedule of intangible assets
	12/31/2021	12/31/2020
Goodwill Getnet Tecnologia	669,831	669,831
Goodwill Eyemobile	18,659	-
Other intangible assets	196,593	163,976
Total	885,083	833,807

Schedule of goodwill
Goodwill Eyemobile
Acquisition value paid in cash	9,415
Paid-in capital at the time of subscription	10,000
Contingent consideration	5,500
Total acquisition value (a)	24,915
Total net book value	10,426
Interest	60%
Net book value of the assets acquired and liabilities assumed (b)	6,256
Goodwill to be allocated (a - b)	18,659
Net cash outflow on acquisition of Eyemobile
Consideration paid in cash	(9,415)
Paid-in capital at the time of subscription	(10,000)
Cash and cash equivalents acquired from Eyemobile	10,155
Net consideration presented in the statement of cash flows	(9,260)

Schedule of other intangibles
Acquisition cost	12/31/2020	Additions	Disposals/ Transfers	Eyemobile Acquisition(1)	12/31/2021
Software and software licenses	369,239	1,968	26,799	605	398,611
Systems in development	70,311	46,669	(9,596)	-	107,384
Provision for impairment	(1,077)	(3,376)	-	-	(4,453)
Total	438,473	45,261	17,203	605	501,542

Accumulated amortization	12/31/2020	Additions	Disposals/ Transfers	Eyemobile Acquisition(1)	12/31/2021
Software and license amortization	(274,497)	(30,452)	-	-	(304,949)
Total	(274,497)	(30,452)	-	-	(304,949)
Total, net	163,976	14,809	17,203	605	196,593

(1)      Consolidated opening balances referring to the acquisition of Eyemobile.

Acquisition cost	12/31/2019	Additions	Disposals/ Transfers	12/31/2020
Software and software licenses	296,805	36,459	35,975	369,239
Systems in development	48,512	56,301	(34,502)	70,311
Provision for impairment	(2,319)	(104)	1,346	(1,077)
Total	342,998	92,656	2,819	438,473

Accumulated amortization	12/31/2019	Additions	Disposals/ Transfers	12/31/2020
Software and license amortization	(203,498)	(39,221)	(31,778)	(274,497)
Total	(203,498)	(39,221)	(31,778)	(274,497)
Total, net	139,500	53,435	(28,959)	163,976

Schedule of intangible assets with finite useful lives, prospectively amortized on a straight-line basis
Useful life – 2020 (in years)
Software	5
Licenses	5 to 10 years

Schedule of main assumptions used in CGUs
Main premises:	2021	2020
Bases for determining recoverable value	Values in use: cash flows
Period of cash flow projections	5 years	5 years
Perpetual growth rate	3.00%	3.00%
Discount rate	11.16%	8.56%